Equity - Additional information (Details) € / shares in Units, shares in Thousands, € in Millions			2 Months Ended	6 Months Ended			12 Months Ended
	Apr. 30, 2026 EUR (€)	Oct. 31, 2025 EUR (€)	Jun. 30, 2026 EUR (€) € / shares shares	Jun. 30, 2026 EUR (€) programme	Apr. 27, 2026 € / shares shares	Jun. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€) programme
Disclosure of equity [Line Items]
Share of associates, joint venture and other reserves			€ 817	€ 817			€ 962
Number of share buyback programmes, initiated during the period | programme				1			1
Purchased under Share buyback programme				€ 1,053			€ 3,641
Dividends recognised as distributions to owners				2,320		€ 2,345
Share repurchase program one
Disclosure of equity [Line Items]
Share buyback programme authorized		€ 1,100
Share buyback programme (in shares) | shares					47,000
Shares repurchased, effective price per share (in EUR per share) | € / shares					€ 23.38
Share repurchase program two
Disclosure of equity [Line Items]
Share buyback programme authorized	€ 1,000
Share buyback programme (in shares) | shares			13,460
Shares repurchased, effective price per share (in EUR per share) | € / shares			€ 26.01
Share of associates, joint ventures and other reserves
Disclosure of equity [Line Items]
Changes in transfer to or (from) retained earnings				(163)
Retained earnings
Disclosure of equity [Line Items]
Dividends recognised as distributions to owners				2,116		€ 2,152	3,691
Software
Disclosure of equity [Line Items]
Legal reserve			€ 1,047	1,047			956
Reserve of gain (loss) at FVOCI
Disclosure of equity [Line Items]
Increase (decrease) in equity				24			(372)
Reserve of unrealized gain (loss) at FVOCI
Disclosure of equity [Line Items]
Increase (decrease) in equity				24			(366)
Reserve of unrealized gain (loss) at FVOCI | Bank of Beijing
Disclosure of equity [Line Items]
Increase (decrease) in equity				(98)			(403)
Reserve of cash flow hedges
Disclosure of equity [Line Items]
Increase (decrease) in equity				(102)
Unrealised revaluations and exchange rate differences
Disclosure of equity [Line Items]
Increase (decrease) in equity				299
Currency translation reserve | United States of America, Dollars
Disclosure of equity [Line Items]
Increase (decrease) in equity				125
Currency translation reserve | Turkey, New Lira
Disclosure of equity [Line Items]
Increase (decrease) in equity				53
Currency translation reserve | Turkey, New Lira | IAS 29
Disclosure of equity [Line Items]
Increase (decrease) in equity				79
Currency translation reserve | Poland, Zlotych
Disclosure of equity [Line Items]
Increase (decrease) in equity				(28)
Currency translation reserve | Australia, Dollars
Disclosure of equity [Line Items]
Increase (decrease) in equity				98
Currency translation reserve | Russia, Rubles
Disclosure of equity [Line Items]
Increase (decrease) in equity				22
Currency translation reserve | Thailand, Baht
Disclosure of equity [Line Items]
Increase (decrease) in equity				10
Currency translation reserve | Other Currency
Disclosure of equity [Line Items]
Increase (decrease) in equity				19
Statutory reserve
Disclosure of equity [Line Items]
Increase (decrease) in equity				€ (108)			€ (802)